AMERICAN AADVANTAGE FUNDS
Cash Management Class
------------------------------------------------------------------------------
Supplement Dated September 27, 2004 to the Prospectus Dated March 1, 2004 as
   Supplemented on June 30, 2004


The first sentence of the fourth paragraph under Principal Strategies for the Money Market Fund on page 3 is hereby replaced with the following:

          The Fund invests more than 25% of its total assets in obligations issued by financial services companies.

The second bullet point under Principal Risk Factors for the Money Market Fund on page 4 is hereby replaced with the following:

          Because the Fund concentrates its assets in financial services companies, factors affecting those companies could have a significant impact on the performance of the Fund.

AMERICAN AADVANTAGE FUNDS
AMR Class
------------------------------------------------------------------------------
Supplement Dated September 27, 2004 to the Prospectus Dated March 1, 2004 as
   Supplemented on June 30, 2004 and July 1, 2004

The second and third paragraphs under Principal Strategies for the Small Cap Value Fund on page 12 are hereby replaced in their entirety with the following:

          The Manager currently allocates the Fund's assets among four investment sub-advisers:

          Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow")
          Brandywine Asset Management, LLC ("Brandywine")
          Hotchkis and Wiley Capital Management, LLC ("Hotchkis")
          The Boston Company Asset Management, LLC ("Boston Company")

          The Manager does not anticipate allocating any new assets to Barrow or Hotchkis, as these sub-advisers have reached their capacity limit for small cap assets. Boston Company has recently been selected as a sub-adviser to the Fund, and as such, the Manager intends to gradually increase the portion of Fund assets under Boston Company's management to approximate that of Brandywine.

The third paragraph under Principal Strategies for the International Equity Fund on page 14 is hereby replaced in its entirety with the following:

          The Manager currently allocates the Fund's assets, generally on an equal basis, among four investment sub-advisers:

          Causeway Capital Management LLC
          Lazard Asset Management LLC
          Templeton Investment Counsel, LLC
          The Boston Company Asset Management, LLC ("Boston Company")

          Boston Company has recently been selected as a sub-adviser to the Fund, and as such, the Manager intends to gradually increase the portion of Fund assets under Boston Company's management to approximate that of the other sub-advisers.

The last sentence of the paragraph describing The Boston Company Asset Management, LLC on page 39 is hereby replaced with the following:

          The Boston Company serves as a sub-adviser to the Small Cap Value, International Equity and
          Emerging Markets Funds.

AMERICAN AADVANTAGE FUNDS
Service Class
------------------------------------------------------------------------------
Supplement Dated September 27, 2004 to the Prospectus Dated March 1, 2004 as
   Supplemented on June 30, 2004

The second and third paragraphs under Principal Strategies for the Small Cap Value Fund on page 3 are hereby replaced in their entirety with the following:

          The Manager currently allocates the Fund's assets among four investment sub-advisers:

          Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow")
          Brandywine Asset Management, LLC ("Brandywine")
          Hotchkis and Wiley Capital Management, LLC ("Hotchkis")
          The Boston Company Asset Management, LLC ("Boston Company")

          The Manager does not anticipate allocating any new assets to Barrow or Hotchkis, as these sub-advisers have reached their capacity limit for small cap assets. Boston Company has recently been selected as a sub-adviser to the Fund, and as such, the Manager intends to gradually increase the portion of Fund assets under Boston Company's management to approximate that of Brandywine.

The third paragraph under Principal Strategies for the International Equity Fund on page 6 is hereby replaced in its entirety with the following:

          The Manager currently allocates the Fund's assets, generally on an equal basis, among four investment sub-advisers:

          Causeway Capital Management LLC
          Lazard Asset Management LLC
          Templeton Investment Counsel, LLC
          The Boston Company Asset Management, LLC ("Boston Company")

          Boston Company has recently been selected as a sub-adviser to the Fund, and as such, the Manager intends to gradually increase the portion of Fund assets under Boston Company's management to approximate that of the other sub-advisers.

The following paragraph is hereby inserted on page 13 following the paragraph describing Templeton Investment Counsel, LLC:

          THE BOSTON COMPANY ASSET MANAGEMENT, LLC ("The
          Boston Company"), One Boston Place, Boston,
          Massachusetts 02108, is a subsidiary of Mellon
          Financial Corporation. Assets under management as of December 31, 2003 were $34 billion, including approximately $224 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Certain of the assets managed by The Boston Company are managed as dual officers of affiliated entities. The
          Boston Company serves as a sub-adviser to the Small Cap Value and International Equity Funds.

AMERICAN AADVANTAGE FUNDS
PlanAhead Class
------------------------------------------------------------------------------
Supplement Dated September 27, 2004 to the Prospectus Dated March 1, 2004 as
   Supplemented on June 30, 2004

The second and third paragraphs under Principal Strategies for the Small Cap Value Fund on page 9 are hereby replaced in their entirety with the following:

          The Manager currently allocates the Fund's assets among four investment sub-advisers:

          Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow")
          Brandywine Asset Management, LLC ("Brandywine")
          Hotchkis and Wiley Capital Management, LLC ("Hotchkis")
          The Boston Company Asset Management, LLC ("Boston Company")

          The Manager does not anticipate allocating any new assets to Barrow or Hotchkis, as these sub-advisers have reached their capacity limit for small cap assets. Boston Company has recently been selected as a sub-adviser to the Fund, and as such, the Manager intends to gradually increase the portion of Fund assets under Boston Company's management to approximate that of Brandywine.

The third paragraph under Principal Strategies for the International Equity Fund on page 12 is hereby replaced in its entirety with the following:

          The Manager currently allocates the Fund's assets, generally on an equal basis, among four investment sub-advisers:

          Causeway Capital Management LLC
          Lazard Asset Management LLC
          Templeton Investment Counsel, LLC
          The Boston Company Asset Management, LLC ("Boston Company")

          Boston Company has recently been selected as a sub-adviser to the Fund, and as such, the Manager intends to gradually increase the portion of Fund assets under Boston Company's management to approximate that of the other sub-advisers.

The first sentence of the fifth paragraph under Principal Strategies for the Money Market Fund on page 33 is hereby replaced with the following:

          The Fund invests more than 25% of its total assets in obligations issued by financial services companies.

The second bullet point under Principal Risk Factors for the Money Market Fund on page 33 is hereby replaced with the following:

          Because the Fund concentrates its assets in financial services companies, factors affecting those companies could have a significant impact on the performance of the Fund.

The last sentence of the paragraph describing The Boston Company Asset Management, LLC on page 41 is hereby replaced with the following:

          The Boston Company serves as a sub-adviser to the Small Cap Value, International Equity and
          Emerging Markets Funds.

AMERICAN AADVANTAGE FUNDS
Institutional Class
------------------------------------------------------------------------------
Supplement Dated September 27, 2004 to the Prospectus Dated March 1, 2004 as
   Supplemented on June 30, 2004 and July 1, 2004

The second and third paragraphs under Principal Strategies for the Small Cap Value Fund on page 12 are hereby replaced in their entirety with the following:

          The Manager currently allocates the Fund's assets among four investment sub-advisers:

          Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow")
          Brandywine Asset Management, LLC ("Brandywine")
          Hotchkis and Wiley Capital Management, LLC ("Hotchkis")
          The Boston Company Asset Management, LLC ("Boston Company")

          The Manager does not anticipate allocating any new assets to Barrow or Hotchkis, as these sub-advisers have reached their capacity limit for small cap assets. Boston Company has recently been selected as a sub-adviser to the Fund, and as such, the Manager intends to gradually increase the portion of Fund assets under Boston Company's management to approximate that of Brandywine.

The third paragraph under Principal Strategies for the International Equity Fund on page 15 is hereby replaced in its entirety with the following:

          The Manager currently allocates the Fund's assets, generally on an equal basis, among four investment sub-advisers:

          Causeway Capital Management LLC
          Lazard Asset Management LLC
          Templeton Investment Counsel, LLC
          The Boston Company Asset Management, LLC ("Boston Company")

          Boston Company has recently been selected as a sub-adviser to the Fund, and as such, the Manager intends to gradually increase the portion of Fund assets under Boston Company's management to approximate that of the other sub-advisers.

The first sentence of the fifth paragraph under Principal Strategies for the Money Market Fund on page 40 is hereby replaced with the following:

          The Fund invests more than 25% of its total assets in obligations issued by financial services companies.

The second bullet point under Principal Risk Factors for the Money Market Fund on page 40 is hereby replaced with the following:

          Because the Fund concentrates its assets in financial services companies, factors affecting those companies could have a significant impact on the performance of the Fund.

The last sentence of the paragraph describing The Boston Company Asset Management, LLC on page 45 is hereby replaced with the following:

          The Boston Company serves as a sub-adviser to the Small Cap Value, International Equity and
          Emerging Markets Funds.

AMERICAN AADVANTAGE FUNDS
AMR Class
Institutional Class
PlanAhead Class
Service Class
--------------------------------------------------------------------------------

Supplement Dated September 27, 2004 to the Statement of Additional Information
   Dated March 1, 2004 as Supplemented on June 30, 2004

The page numbers for the following entries in the Table of Contents are hereby updated as follows:

Temporary Defensive Position................................7
Portfolio Turnover..........................................8
Trustees and Officers of the Index Trust...................18
Trustees and Officers of the Equity 500 Index Portfolio....22
Code of Ethics.............................................24
Proxy Voting Policies......................................24
Control Persons and 5% Shareholders........................25
Investment Advisory Agreements.............................30
Management, Administrative and Distribution Services.......31
Other Service Providers....................................34
Portfolio Securities Transactions..........................35
Redemptions in Kind........................................38
Net Asset Value............................................39
Tax Information............................................39
Yield and Total Return Quotations..........................43
Description of the Trust...................................47
Other Information..........................................47
Financial Statements.......................................64


Investment restrictions 1 through 9 on pages 4 and 5 are hereby replaced with the following:

     No Fund may:

          1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectuses.

          2. Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).

          3. Engage in the business of underwriting securities issued by others except to the extent that, in connection with the disposition of securities, a Fund may be deemed an underwriter under federal securities law.

          4. Lend any security or make any other loan except (i) as otherwise permitted under the 1940 Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of a portion of an issue of debt securities in accordance with a Fund's investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities.

          5. Issue any senior security except as otherwise permitted (i) under the 1940 Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.

          6. Borrow money, except as otherwise permitted under the 1940 Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.

          7. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Fund's total assets.

          8. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry (except the Money Market Portfolio, as described below) provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) municipalities and their agencies and authorities are not deemed to be industries.

          The Money Market Portfolio will invest more than 25% of its total assets in the securities of financial services companies. For this purpose, financial services companies include banks, broker-dealers, finance companies, and other issuers of asset-backed securities. Finance companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance).

Non-fundamental investment restriction 2 on page 5 is hereby replaced with the following:

          2. Purchase securities on margin or effect short sales except that
          (i) a Fund or Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities, and
          (ii) the High Yield Bond Fund may effect short sales.

The following Trustee information is hereby added to the Non-Interested Trustee table on page 9:

                         Position, Term of Office
                            and Length of Time
Name, Age and Address     Served with each Trust   Principal Occupation(s) During Past 5 Years and Current Directorships
---------------------    ------------------------  ---------------------------------------------------------------------
W. Humphrey Bogart (60)  Trustee since 2004        Consultant, New River Canada Ltd. (mutual fund servicing company) (1998-
                                                   2003); Board Member, Baylor University Medical Center Foundation (1992-
                                                   Present); Trustee, American AAdvantage Mileage Funds (2004-Present);
                                                   Trustee, American AAdvantage Select Funds (2004-Present).

Brenda A. Cline (43)     Trustee since 2004        Vice President, Chief Financial Officer, Treasurer and Secretary,
301 Commerce Street                                Kimbell Art Foundation (1993-Present); Trustee, Texas Christian
Suite 2240                                         University (1999-Present); Trustee, W.I. Cook Foundation, Inc. (d/b/a
Fort Worth, Texas 76102                            Cook Children's Health Foundation) (2001-Present); Trustee, American
                                                   AAdvantage Mileage Funds (2004-Present); Trustee, American AAdvantage
                                                   Select Funds (2004-Present).

Richard A. Massman (61)  Trustee since 2004        Senior Vice President and General Counsel, Hunt Consolidated, Inc.
                                                   (holding company engaged in energy, real estate, farming, ranching and venture capital activities) (1994-Present); Trustee, American AAdvantage
                                                   Mileage Funds (2004-Present); Trustee, American AAdvantage Select Funds
                                                   (2004-Present).

The first sentence of the paragraph following the Trustee table on page 10 is hereby replaced with the following:

          The Trust and the AMR Trust have an Audit
          Committee, consisting of Ms. Cline and
          Messrs. Bogart, Feld, Massman, O'Sullivan,
          Turner, and Youngblood.

The following is hereby inserted as the last sentence of the second full paragraph on page 11, preceding the Trustee share ownership table:

          Ms. Cline and Messrs. Bogart and Massman were not elected as Trustees until August 2004.

The following two paragraphs are hereby inserted after the first two full paragraphs on page 11:

          In August 1999, Ms. Cline and her husband received a personal investment loan of $300,000 from JP Morgan Chase Bank, formerly Chase Bank of Texas.
          JP Morgan Chase Bank is affiliated with J.P. Morgan Investment Management Inc., a sub-adviser to the Large Cap Growth Fund. The loan was secured by the investment and guaranteed by Ben Fortson, a Trustee Emeritus. The loan was satisfied in January 2003. The investments involved purchases of interests in hedge funds unaffiliated with the Trust, AMR Trust or any advisers to the Trust or AMR Trust.

          Prior to June 14, 2004, Mr. Massman was a trustee of the Fidelity Pension Trust, a qualified employee benefit trust established by Hunt Consolidated, Inc. Both Goldman Sachs Asset Management, L.P. ("GSAM") and Causeway Capital Management LLC ("Causeway") perform advisory services for the Fidelity Pension Trust. GSAM is a sub-adviser to the Large Cap
          Growth Fund and Causeway is a sub-adviser to the International Equity Fund. In addition, some of the separate accounts managed, on a discretionary basis, by investment managers for the benefit of the Fidelity Pension Trust, as well as other private trusts for which Mr. Massman, prior to June 14, 2004, served as trustee, have held shares of stock in Goldman, Sachs & Co., Legg Mason, Inc., Morgan Stanley and Principal Financial Group, and possibly other entities affiliated with certain sub-advisers of the Trust and AMR Trust.

The first sentence of the last full paragraph on page 11 is hereby replaced with the following:

          As compensation for their services to the Trust, the American AAdvantage Mileage Funds, the
          American AAdvantage Select Funds and the AMR
          Trust (collectively, the "Trusts"), Mr. Feld and the non-interested Trustees (other than Mr.
          O'Sullivan) and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager.

The following is hereby inserted as the last sentence of the last full paragraph on page 11, preceding the Trustee compensation table:

          Ms. Cline and Messrs. Bogart and Massman were not elected as Trustees until August 2004.

The following paragraph is hereby added before the section titled "Trustees and Officers of the Index Trust" on page 17:

          Approval of Investment Advisory Agreement with
          The Boston Company Asset Management, LLC
          ----------------------------------------------
          At their August 27, 2004 meeting, the Trustees considered the approval of an amendment to the Investment Advisory Agreement between the Funds and The Boston Company Asset Management, LLC
          ("The Boston Company") to add The Boston Company as a sub-adviser to the International Equity and Small Cap Value Funds. As part of the approval process, legal counsel to the Trusts and the independent Trustees sent an information request letter to The Boston Company seeking certain relevant information. The Boston Company's response was provided to the Trustees for their review prior to their meeting, and the Trustees were provided with the opportunity to request any additional materials.

          The Trustees considered, among other materials, responses by The Boston Company to inquiries requesting:

          - whether any of the responses previously provided by The Boston Company in connection with the renewal of the Investment Advisory
          Agreement in February 2004 had materially changed and a description of those changes;

          - a description of the advisory and related services proposed to be provided to the International Equity and Small Cap Value Funds;

          - identification of the professional personnel to perform services for the International Equity and Small Cap Value Funds and their education, experience and responsibilities;

          - a comparison of the performance of accounts similar to the International Equity and Small
          Cap Value Funds managed by The Boston Company with the performance of applicable indices;

          - an analysis of the proposed advisory fee, a comparison to the fees charged to other comparable clients and an explanation of any differences between the fee schedules;

          - whether The Boston Company charges a lower advisory fee to other clients for which it provides services comparable to the services proposed for the International Equity and Small
          Cap Value Funds and if so, an explanation of the rationale for charging the other client(s) a lower fee;

          - a description of the portfolio managers' compensation, including any incentive arrangements, and if compensation is tied to performance, a description of the oversight mechanisms to prevent a manager with lagging performance from taking undue risks; and

          - any other information The Boston Company believed would be material to the Trustees' consideration of the amendment.

          In considering the approval of the amendment to the Investment Advisory Agreement with The Boston Company to add the Small Cap Value Fund, the
          Trustees considered the following factors. First, the Trustees considered that the Manager had screened the universe of available small capitalization equity managers to identify those that would have added value to the Fund's performance over the most recent three- and five-year periods. In this regard, the Trustees considered that The Boston Company Small Cap Value Composite outperformed the Russell 2000 Value Index for the most recent quarter, year-to-date, and one-, three- and five-year periods. Second, the Trustees considered that the proposed fee to be charged by The Boston Company to the Fund was highly competitive with fees of comparable advisers and represented a discount from The Boston Company's standard fee schedule for such services. Third, the Trustees considered their experience with The Boston Company in connection with its service as a sub-adviser to the Emerging Markets Fund, which was viewed favorably by the Trustees. Fourth, the Trustees considered the experience and knowledge of the investment team identified by The Boston Company that would make investment decisions for the Fund. Fifth, the Trustees considered that The Boston Company was prepared to reserve a material amount of investment capacity for the benefit of the Fund. Sixth, the Trustees considered the Manager's conclusion that the investment process to be employed by The Boston Company would be highly consistent with the Fund's investment objectives and policies, as well as the Manager's strong recommendation on behalf of The Boston Company.

          In considering the approval of the amendment to the Investment Advisory Agreement with The Boston Company to add the International Equity Fund, the Trustees considered the following factors. First, the Trustees considered that the Manager had screened the universe of available international equity managers that would have added value to the Fund's performance over the most recent three- and five-year periods. In this regard, the Trustees considered that The Boston
          Company EAFE Value Composite outperformed the MSCI EAFE Index for the most recent quarter, year-to-date, and one-, three- and five-year periods. Second, the Trustees considered that the proposed fee to be charged by The Boston Company to the Fund was highly competitive with fees of comparable investment advisers and represented a discount from The Boston Company's standard fee schedule for such services. Third, the Trustees considered their experience with The Boston Company in connection with its service as sub-adviser to the Emerging Markets Fund, which the Trustees considered favorably. Fourth, the Trustees considered the experience and knowledge of the investment team identified by The Boston Company that would make investment decisions for the Fund, including the fact that this same investment team manages certain assets for an affiliated series of the Fund.

The following paragraph is hereby inserted as the first full paragraph on page 30:

          Effective September 27, 2004, The Boston Company
          Asset Management, LLC was added as a sub-adviser to the International Equity and Small Cap Value

          Funds. The Manager has agreed to pay an annualized advisory fee to The Boston Company
          Asset Management, LLC according to the following schedule:

          International Equity Fund
          -------------------------
          0.50% on the first $100 million in assets under management, 0.30% on the next $100 million in assets under management, 0.25% on the next $100 million in assets under management, and 0.20% on assets under management over $300 million

          Small Cap Value Fund
          --------------------
          0.50% on the first $100 million in assets under management, 0.45% on the next $150 million in assets under management, and 0.40% on assets under management over $250 million